FAIR VALUE MEASUREMENTS (Changes in fair value of rate swap derivative) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of interest rate swap	¥ 78,878,089	$ 12,088,596	¥ 69,974,512	¥ (9,701,051)
Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	61,271,965		12,786,001	26,486,388
Change in fair value of interest rate swap	78,878,089		69,974,512	(9,701,051)
Cash settlement	¥ (140,150,054)		(21,488,548)	(3,999,336)
Balance at December 31,			¥ 61,271,965	¥ 12,786,001